Share-based Compensation - Summary of Restricted Stock Unit Activity (Details)	6 Months Ended
	Jun. 30, 2022 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 32,847
2021 Plan | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, Nonvested Beginning Balance | shares	13,314,436
Ordinary shares, Granted | shares	26,723,808	[1]
Ordinary shares, Vested | shares	(5,495,483)	[2]
Ordinary shares, Forfeited | shares	(2,599,699)
Restricted Stock Units, Performance adjustments | shares	(533,859)	[3]
Ordinary shares, Nonvested Ending Balance | shares	31,409,203
Weighted Average Grant Date Fair Value, Outstanding Beginning Balance | $ / shares	$ 8.25
Weighted Average Grant Date Fair Value, Granted | $ / shares	3.36
Weighted Average Grant Date Fair Value, Vested | $ / shares	5.98
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	5.09
Weighted Average Grant Date Fair Value, Outstanding Ending balance | $ / shares	$ 4.46

[1]	Represents RSUs and PRSUs based on performance target achievement of 100%.
[2]	Represents the number of shares vested and distributed during the period. The total grant date fair value of units vested was $32,847.
[3]	Represents the adjustment to the number of PRSUs distributed based on actual performance compared to target.